Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
		Sep. 30, 2023	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
End-of-lease ("EOL") and Maintenance Reserved ("MR") contract maintenance rights expense				$ 207,552	$ 232,622	$ 7,048
MR contract maintenance rights write-off offset by maintenance liability release				17,747	260,245	17,260
EOL contract maintenance rights write-off offset by EOL compensation received				102,940	191,478	114,472
EOL and MR contract maintenance rights write-off related to the Ukraine Conflict				0	(294,493)	0
Maintenance rights write-off	[1]			328,239	389,852	138,780
Increase (decrease) in other operating assets		$ 144,000		128,459	(113,374)	(112,790)
Increase (decrease) in accounts payable, accrued liabilities and other operating liabilities		$ 124,000
Increase in debt			$ 1,000,000
GECAS Transaction, stock issued during period, value			$ 6,600,000			6,582,960
Non-cash Investing and Financing Activities
Flight equipment reclassified to net investment in finance leases				171,000	34,000	13,000
Flight equipment reclassified to held for sale, net				1,300,000	379,000	398,000
Release to income upon sale				$ 87,809	$ 71,668	$ 20,000

[1]	Maintenance rights write-off consisted of the following:

End-of-lease ("EOL") and Maintenance Reserved ("MR") contract maintenance rights expense	$207,552	$232,622	$7,048
MR contract maintenance rights write-off offset by maintenance liability release	17,747	260,245	17,260
EOL contract maintenance rights write-off offset by EOL compensation received	102,940	191,478	114,472
EOL and MR contract maintenance rights write-off related to the Ukraine Conflict	—	(294,493)	—
Maintenance rights write-off	$328,239	$389,852	$138,780